Qualified Affordable Housing Project and Historic Tax Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Investments in qualified affordable housing projects	$ 23.5	$ 29.7
Investments in qualified affordable housing projects, unfunded commitments	0.8	1.6
Investments in qualified affordable housing projects, amortization expense	6.1	6.8	$ 7.0
Noninterest Expense
Schedule of Equity Method Investments [Line Items]
Investments in qualified affordable housing projects, amortization expense	$ 2.5	$ 2.7	$ 2.7